Stock Based Compensation Plans:	3 Months Ended
Mar. 31, 2012
Stock Based Compensation Plans:

Note 9.          Stock Based Compensation Plans:

Equity Incentive Plans

The Company has two equity incentive plans; the 1997 Equity Incentive Plan (last amended in March 2006 and last re-approved by the shareholders in June 2009, the “1997 Plan”) and the 2008 Venezuelan Equity Incentive Plan (approved by the shareholders in June 2008, the “Venezuelan Plan”).  Pursuant to TSX Venture rules the plans must be re-approved by Shareholders every year. Previous to February 1, 2012, the Plans were subject to Toronto Stock Exchange rules which required approval every three years. On June 10, 2011 the Venezuelan Plan was suspended and further grants from the 1997 Plan will be suspended after June 10, 2012 until re-approved by Shareholders. Both plans permit the grants of stock options, stock appreciation rights and restricted stock, or any combination thereof, and each shall be 10% of the Company’s outstanding shares. The Company provides newly issued shares to satisfy stock option exercises and for the issuance of restricted stock. The grants are made for terms of up to ten years with vesting periods ranging from immediate to up to 3 years.

Combined share option transactions for the three months ended March 31, 2012 and 2011 are as follows:

	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,185,188	1.42	3,178,102	2.39
Options exercised	(5,000)	1.82	(12,500)	0.29
Options expired	–	–	–	–
Options forfeited	–	–	–	–
Options granted	1,620,500	2.89	2,843,000	1.82
Options outstanding - end of period	6,800,688	1.77	6,008,602	2.13

Options exercisable - end of period	3,382,288	1.33	3,876,352	2.29

Options available for grant at end of period under 1997 plan	859,170		821,826
Options available for grant at end of period under Venezuelan plan	–		5,062,090

The following table relates to stock options at March 31, 2012:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.29	1,079,188	$0.29	$3,982,204	1.68	1,079,188	$0.29	$3,982,204	1.68
$0.73 - $0.73	481,000	$0.73	1,563,250	1.96	481,000	$0.73	1,563,250	1.96
$1.82 - $1.82	2,670,000	$1.82	5,767,200	3.76	1,332,500	$1.82	2,878,200	3.76
$1.92 - $1.92	950,000	$1.92	1,957,000	9.19	-
$2.89 - $2.89	1,620,500	$2.89	1,766,345	4.84	489,600	$2.89	533,664	4.84
$0.29 - $2.89	6,800,688	$1.77	$15,035,999	4.32	3,382,288	$1.33	$8,957,318	3.00

During the first quarter of 2012 and 2011, the Company granted approximately 1.6 million and 2.8 million options, respectively. The Company recorded compensation expense during 2012 and 2011 of $1.1 million and $1.5 million, respectively, for stock options granted in 2012 and prior periods. As of March 31, 2012, compensation expense of $1.9 million related to unvested options remains to be recognized over the remaining vesting period.

The weighted average grant date fair value of options granted in the first quarter of 2012 and 2011 was calculated at $1.39 and $1.22, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2012	2011
Risk free interest rate	0.29%	1.88%
Expected Term	2.9 years	4.7 years
Expected volatility	65%	107%
Dividend yield	nil	nil

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and expected post-vesting behavior. The expected volatility is based on historical volatility of the Company’s stock over a period equal to the expected term of the option.

Retention Units Plan

The Company also maintains the Gold Reserve Director and Employee Retention Plan.  Units granted under the plan become fully vested and payable upon achievement of certain milestones related to the Brisas project or in the event of a change of control.  The Company’s Board of Directors has considered, but not acted upon alternative vesting provisions for the units to more adequately reflect the current business objectives of the Company. Each unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  As of March 31, 2012 an aggregate of 1,457,500 unvested units have been granted to directors and executive officers of the Company and 315,000 units have been granted to other employees.  The Company currently does not accrue a liability for these units as events required for vesting of the units have not yet occurred. The minimum value of these units, based on the grant date value of the Class A shares, was approximately $7.7 million.